Provision for other liabilities and charges - Disclosure of provision for legal claims (Details) - EUR (€) € in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Reconciliation of changes in other provisions [abstract]
Opening balance at 1 April	€ 2,235	€ 1,746	€ 1,485
Additional provisions	1,337	537	278
Amounts utilized during the year	0	0	(17)
Not utilized amounts which have been reversed during the year	(1,360)	(50)	0
Translation differences for the financial year	(10)	2	0
Closing balance at 31 March	2,202	2,235	1,746
Non-current	2,202	2,235	1,746
Current	0	0	0
Other provisions	€ 2,202	€ 2,235	€ 1,746